Income Taxes - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Operating Loss Carryforwards [Line Items]
Japanese statutory income tax rate	33.00%	36.00%	38.00%
Net operating losses carried forward	¥ 146,059
Tax credit carried forward	2,937
Unrecognized deferred tax liabilities	10,586
Undistributed earnings of foreign subsidiaries	315,499
Deferred tax assets, valuation allowance	40,021	¥ 33,005	¥ 39,496	¥ 34,414
Unrecognized tax benefits that would affect effective tax rate	¥ 4,668	3,258
Expected significant change in unrecognized tax benefits, description	Kyocera expects that a significant change in unrecognized tax benefits might occur within the next 12 months. However, Kyocera anticipates such change will not have significant impact on Kyocera's consolidated results of operations and financial position.
Interest and penalties related to unrecognized tax benefits	¥ (18)	(184)	¥ 24
Interest and penalties related to unrecognized tax benefits accrued	¥ 178	¥ 119
Domestic Tax Authority | National Tax Agency, Japan
Operating Loss Carryforwards [Line Items]
Tax years under income tax examination	2015
Domestic Tax Authority | National Tax Agency, Japan | Subsidiaries
Operating Loss Carryforwards [Line Items]
Net operating losses carried forward	¥ 54,814
Expiration date of operating loss carried forward	9 years
Foreign Tax Authority | Subsidiaries | Tax Credit Carryforward With Expiration
Operating Loss Carryforwards [Line Items]
Tax credit carried forward	¥ 439
Expiration date of tax credit carried forward	20 years
Foreign Tax Authority | Subsidiaries | Tax Credit Carryforward Without Expiration
Operating Loss Carryforwards [Line Items]
Tax credit carried forward	¥ 2,230
Foreign Tax Authority | Internal Revenue Service (IRS), U.S.
Operating Loss Carryforwards [Line Items]
Tax years under income tax examination	2011
Foreign Tax Authority | Internal Revenue Service (IRS), U.S. | Subsidiaries
Operating Loss Carryforwards [Line Items]
Net operating losses carried forward	¥ 49,365
Expiration date of operating loss carried forward	20 years
Foreign Tax Authority | Income Tax Authority, Other Than IRS of U.S | Subsidiaries
Operating Loss Carryforwards [Line Items]
Net operating losses carried forward	¥ 41,880